SIGNIFICANT ACCOUNTING POLICIES (Accounting for stock-based compensation) (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 27, 2015	Dec. 31, 2017	Dec. 31, 2016
Employee Stock Option [Member]
The fair value of each stock option award is estimated at the date of grant with the following weighted average assumptions:
Dividend yield		0.00%	0.00%
Expected volatility		43.90%	40.90%
Risk-free interest rate		2.10%	1.10%
Expected life (years)		6 years 1 month 16 days	4 years 9 months 11 days
Vesting period		4 years
Stock options, expiration period		7 years
Employee Stock Option [Member] | Minimum [Member]
The fair value of each stock option award is estimated at the date of grant with the following weighted average assumptions:
Vesting period		3 years
Employee Stock Option [Member] | Maximum [Member]
The fair value of each stock option award is estimated at the date of grant with the following weighted average assumptions:
Vesting period		4 years
Phantom Share Based Payment [Member]
The fair value of each stock option award is estimated at the date of grant with the following weighted average assumptions:
Dividend yield		0.00%	0.00%
Expected volatility		45.50%	46.90%
Risk-free interest rate		2.00%	1.80%
Expected life (years)		3 years 3 months 19 days	4 years 3 months 19 days
Reclassified amount pursuant to modification	$ 195
Phantom share based payment		$ 32	$ 100
RSUs [Member]
The fair value of each stock option award is estimated at the date of grant with the following weighted average assumptions:
Vesting period		4 years